Consolidated Balance Sheets	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 60,167,232	$ 8,474,377	¥ 54,980,199
Accounts receivable, net	2,235,490	314,862	5,852,038
Prepaid expenses and other current assets	8,042,169	1,132,716	4,430,285
Total current assets	70,444,891	9,921,955	65,262,522
Long-term investments	38,000,000	5,352,188	38,000,000
Property and equipment, net	30,235,985	4,258,649	32,760,976
Intangible assets, net	58,886,111	8,293,935	76,119,444
Goodwill	196,289,492	27,646,797	196,289,492
Other non-current assets	31,691,417	4,463,643	28,415,794
Right-of-use assets	23,391,247	3,294,588	37,616,541
Total assets	448,939,143	63,231,755	474,464,769
Current liabilities:
Accrued expenses and other payables (including accrued expenses and other payables of the consolidated VIE without recourse to the Company of RMB134,604 and RMB60,587 as of December 31, 2022 and 2023, respectively)	49,146,103	6,922,083	55,904,510
Lease liabilities-current	13,110,449	1,846,568	16,920,429
Deferred revenues	252,145,949	35,514,014	219,717,574
Total current liabilities	314,402,501	44,282,665	292,542,513
Lease liabilities-non-current	9,496,422	1,337,543	19,528,763
Deferred income tax liabilities	12,066,513	1,699,533	18,879,303
Total liabilities	335,965,436	47,319,741	330,950,579
Shareholders' equity:
Common shares: Par value USD 0.01, authorized: 500,000,000 shares Issued: 63,829,698 and 64,514,368 shares as of December 31, 2022 and 2023, respectively Outstanding: 62,753,840 and 62,893,960 shares as of December 31, 2022 and 2023, respectively	4,730,128	666,225	4,720,147
Treasury shares-585,358 common shares as of December 31, 2022 and 2023, at cost	(8,201,046)	(1,155,093)	(8,626,894)
Additional paid-in capital	545,222,465	76,792,978	542,058,092
Accumulated other comprehensive loss	(37,004,507)	(5,211,976)	(37,003,085)
Accumulated deficit	(391,709,172)	(55,171,083)	(358,048,927)
Total shareholders' equity attributable to ATA Creativity Global	113,037,868	15,921,051	143,099,333
Non-controlling interests	(64,161)	(9,037)	414,857
Total shareholders' equity	112,973,707	15,912,014	143,514,190
Commitments and contingencies
Total liabilities and shareholders' equity	¥ 448,939,143	$ 63,231,755	¥ 474,464,769